UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21328

SMA Relationship Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to:
Jana L. Cresswell, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

SMA Relationship Trust - Series M SRTMX

Semi-Annual Shareholder Report

June 30, 2025

SMA Relationship Trust - Series M

SRTMX

Fund Overview

This semi-annual shareholder report contains important information about SMA Relationship Trust - Series M (the "Series M") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Series M	$0	0.00%

Pursuant to the Advisory Contract, the Fund does not pay a fee to UBS Asset Management (Americas) LLC ("UBS AM")  for investment advisory services provided by UBS AM. UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$324,860,692
# of Portfolio Holdings	83
Portfolio Turnover Rate	32%

What is the Fund’s investment objective?

Total return consisting of capital appreciation and current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

State of Minnesota, Series D, 5.000%, due 08/01/27	5.5%
Mississippi Business Finance Corp., Series K, 3.900%, due 11/01/35	4.3
Mississippi Business Finance Corp., Series E, 3.650%, due 12/01/30	3.7
County of Loudoun VA, Series A, 5.000%, due 12/01/29	3.6
New York City Transitional Finance Authority, Series F-1, 5.000%, due 02/01/46	3.5

SMA Relationship Trust - Series M

Series M

Top 5 States (% of Net Assets)

Value	Value
Illinois	6.8%
Maryland	7.5%
Texas	12.4%
Mississippi	13.4%
New York	19.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to its prospectus, financial statements, holdings and proxy voting information, please visit http://www.ubs.com/port-info.

Phone: 1-800-647 1568

SMA Relationship Trust - Series M

S1786

Series M

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

SMA Relationship Trust

Semiannual Financial Statements | June 30, 2025

Includes:

• Series M

SMA Relationship Trust—Series M

Portfolio of investments—June 30, 2025 (unaudited)

	Face amount	Value
Municipal bonds—99.0%
Alabama—2.8%
Alabama Corrections Institution Finance Authority, Corrections Institution Finance, Revenue Bonds, Series A, 5.000%, due 07/01/38	$3,810,000	$4,039,082
Series A, 5.250%, due 07/01/47	5,000,000	5,114,418
		9,153,500
Arizona—1.5%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Refunding, Revenue Bonds, Series B, 3.950%, due 02/01/48[1]	1,560,000	1,560,000
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds, Series A, 3.950%, due 02/01/48[1]	1,155,000	1,155,000
Salt River Project Agricultural Improvement & Power District, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/45	2,000,000	2,049,486
		4,764,486
California—0.3%
Los Angeles Department of Water & Power Power System Revenue, Refunding, Revenue Bonds, Series A, 5.000%, due 07/01/28	1,000,000	1,043,076
Colorado—2.2%
Colorado Health Facilities Authority, Children's Hospital Colorado Obligated Group, Refunding, Revenue Bonds, Series A, 4.000%, due 12/01/52[1]	1,700,000	1,700,000
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds, Series E, 3.850%, due 05/15/62[1]	5,500,000	5,500,000
		7,200,000
Connecticut—1.3%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds, Series V-2, 2.450%, due 07/01/36[1]	1,500,000	1,500,000
State of Connecticut, Refunding, GO Bonds, Series B, 5.000%, due 05/15/26	2,700,000	2,750,911
		4,250,911
	Face amount	Value
Municipal bonds—(continued)
District of Columbia—0.8%
District of Columbia Water & Sewer Authority, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/41	$2,500,000	$2,664,840
Florida—1.6%
Miami-Dade County Transit System, Revenue Bonds, Series A, 5.000%, due 07/01/43	2,000,000	2,051,219
Orlando Utilities Commission, Revenue Bonds, Series A, 5.000%, due 10/01/48	3,000,000	3,063,013
		5,114,232
Illinois—6.8%
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.000%, due 01/01/46	1,000,000	1,010,824
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds, Series C, 5.000%, due 12/01/26	1,300,000	1,342,956
State of Illinois, GO Bonds, Series A, 5.000%, due 12/01/27	1,215,000	1,268,185
Series A, 5.000%, due 03/01/31	2,870,000	3,090,972
Series B, 5.000%, due 05/01/33	3,600,000	3,877,796
Series D, 5.000%, due 11/01/27	5,450,000	5,692,893
State of Illinois, Refunding, GO Bonds, Series C, 4.000%, due 03/01/31	3,500,000	3,554,920
Series D, 5.000%, due 07/01/33	2,000,000	2,155,336
		21,993,882
Louisiana—0.3%
Louisiana Public Facilities Authority, Tulane University, Refunding, Revenue Bonds, Series A, 5.000%, due 10/15/48	1,000,000	1,007,951
Maine—1.2%
Maine Municipal Bond Bank, Revenue Bonds, Series A, 5.000%, due 11/01/40	3,560,000	3,815,158
Maryland—7.5%
County of Anne Arundel, Consolidated General Improvements, Refunding, GO Bonds, 5.000%, due 04/01/30	7,110,000	7,845,794
County of Anne Arundel, Consolidated Water & Sewer, GO Bonds, 5.000%, due 10/01/30	2,810,000	3,124,362

SMA Relationship Trust—Series M

Portfolio of investments—June 30, 2025 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Maryland—(concluded)
County of Montgomery, Refunding, GO Bonds, Series B, 5.000%, due 12/01/30	$9,695,000	$10,805,861
State of Maryland Department of Transportation, Refunding, Revenue Bonds, Series B, 5.000%, due 12/01/26	2,500,000	2,584,023
		24,360,040
Massachusetts—2.1%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds, Series D, 5.000%, due 07/01/45	2,005,000	2,031,671
Commonwealth of Massachusetts, Refunding, GO Bonds, Series E, 5.000%, due 11/01/27	2,505,000	2,642,936
Massachusetts Water Resources Authority, Revenue Bonds, Series B, 5.000%, due 08/01/44	2,000,000	2,045,560
		6,720,167
Michigan—0.5%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds, Series A-MI, 5.000%, due 12/01/25	1,615,000	1,628,052
Minnesota—5.5%
State of Minnesota, Refunding, GO Bonds, Series D, 5.000%, due 08/01/27	16,920,000	17,752,369
Mississippi—13.4%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds, Series B, 3.650%, due 12/01/30[1]	645,000	645,000
Series C, 3.650%, due 12/01/30[1]	860,000	860,000
Series E, 3.650%, due 12/01/30[1]	12,060,000	12,060,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series G, 3.900%, due 11/01/35[1]	8,330,000	8,330,000
Series I, 3.650%, due 11/01/35[1]	1,895,000	1,895,000
Series K, 3.900%, due 11/01/35[1]	14,035,000	14,035,000
Series L, 3.900%, due 11/01/35[1]	5,620,000	5,620,000
		43,445,000
	Face amount	Value
Municipal bonds—(continued)
Missouri—0.4%
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds, Series B-1, 3.850%, due 10/01/35[1]	$1,440,000	$1,440,000
New Jersey—3.3%
New Jersey Health Care Facilities Financing Authority, Refunding, Revenue Bonds, 1.970%, due 07/01/35[1]	4,010,000	4,010,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series CC, 5.000%, due 06/15/44	1,910,000	1,950,237
New Jersey Transportation Trust Fund Authority, State of New Jersey, Refunding, Revenue Bonds, Series A, 5.000%, due 06/15/38	2,000,000	2,111,675
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds, Series BB, 5.000%, due 06/15/33	2,450,000	2,669,452
		10,741,364
New York—19.4%
City of New York, GO Bonds, Series A, 5.000%, due 08/01/43	4,320,000	4,392,787
Subseries D-1, 5.000%, due 12/01/40	3,000,000	3,060,644
Subseries D-1, 5.500%, due 05/01/46	6,000,000	6,319,420
Subseries F-1, 5.000%, due 04/01/40	1,940,000	1,971,940
Empire State Development Corp., State of New York Sales Tax Revenue, Refunding, Revenue Bonds, Series A, 5.000%, due 03/15/41	3,420,000	3,507,167
Metropolitan Transportation Authority, Refunding, Revenue Bonds, Subseries 2012G-1-REMK, 3.900%, due 11/01/32[1]	4,550,000	4,550,000
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds, Series BB-1, 5.000%, due 06/15/44	5,300,000	5,435,513
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds, Series EE, 5.000%, due 06/15/40	3,000,000	3,052,514
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds, Series A-1, 5.000%, due 11/01/25	4,000,000	4,028,151

SMA Relationship Trust—Series M

Portfolio of investments—June 30, 2025 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Series F-1, 5.000%, due 02/01/46	$11,050,000	$11,351,769
New York State Dormitory Authority, Revenue Bonds, Series A, 5.000%, due 03/15/43	3,500,000	3,540,122
New York State Dormitory Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds, Series A, 5.000%, due 03/15/40	2,500,000	2,545,153
Series A, 5.000%, due 03/15/44	6,000,000	6,111,245
Series A, 5.000%, due 03/15/46	3,000,000	3,050,312
		62,916,737
Ohio—1.6%
State of Ohio, Common Schools, Refunding, GO Bonds, Series B, 5.000%, due 09/15/27	5,000,000	5,258,300
Oregon—0.8%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Series A, 5.000%, due 09/01/43[2]	2,500,000	2,621,543
Pennsylvania—3.1%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds, Series C, 3.500%, due 12/01/37[1]	2,635,000	2,635,000
Commonwealth of Pennsylvania, Refunding, GO Bonds, Series A, 5.000%, due 08/15/30	5,100,000	5,633,292
Pennsylvania Turnpike Commission, Revenue Bonds, Series A-1, 5.000%, due 12/01/46	2,000,000	2,000,360
		10,268,652
South Carolina—1.0%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds, Series A, 5.000%, due 11/01/38	1,865,000	1,970,304
Series A, 5.000%, due 11/01/39	1,250,000	1,308,582
		3,278,886
	Face amount	Value
Municipal bonds—(continued)
Texas—12.4%
Allen Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/15/44	$2,510,000	$2,604,480
Argyle Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 08/15/47	5,000,000	5,121,736
Austin Community College District, GO Bonds, 5.000%, due 08/01/30[2]	1,000,000	1,001,525
City of El Paso Water & Sewer Revenue, Refunding, Revenue Bonds, 5.000%, due 03/01/41	7,155,000	7,464,226
City of Irving, GO Bonds, 4.000%, due 09/15/38	1,430,000	1,414,225
Crowley Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/01/44	5,670,000	5,859,402
Dallas Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/15/41	1,010,000	1,051,041
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Obligated Group, Refunding, Revenue Bonds, Series B, 3.350%, due 08/01/50[1]	1,700,000	1,700,000
Texas Department of Transportation State Highway Fund, Revenue Bonds, Series A, 5.000%, due 10/01/26	4,345,000	4,473,281
Texas Water Development Board, State Revolving Fund, Revenue Bonds, 5.000%, due 08/01/41	1,295,000	1,360,794
Texas Water Development Board, State Water Implementation Revenue Fund For Texas, Revenue Bonds, Series A, 5.000%, due 10/15/44	8,000,000	8,298,017
		40,348,727
Virginia—3.6%
County of Loudoun VA, GO Bonds, Series A, 5.000%, due 12/01/29	10,685,000	11,726,794
Washington—5.1%
City of Seattle WA Municipal Light & Power Revenue, Refunding, Revenue Bonds, 5.000%, due 10/01/41	3,810,000	4,046,462
King County School District No. 414 Lake Washington, Refunding, GO Bonds, (School Bond Guaranty), 4.000%, due 12/01/27	4,205,000	4,334,003

SMA Relationship Trust—Series M

Portfolio of investments—June 30, 2025 (unaudited)

	Face amount	Value
Municipal bonds—(concluded)
Washington—(concluded)
State of Washington, GO Bonds, Series 2020-A, 5.000%, due 08/01/43	$3,070,000	$3,127,692
Series A, 5.000%, due 08/01/43	5,000,000	5,161,070
		16,669,227
Wisconsin—0.5%
State of Wisconsin, Refunding, Revenue Bonds, Series B, 5.000%, due 05/01/31[2]	1,500,000	1,529,045
Total municipal bonds (cost—$332,053,200)		321,712,939
	Number of shares	Value
Short-term investments—0.1%
Investment companies—0.1%
State Street Institutional U.S. Government Money Market Fund, 4.268%[3] (cost—$238,988)	238,988	$238,988
Total investments (cost—$332,292,188)—99.1%		321,951,927
Other assets in excess of liabilities—0.9%		2,908,765
Net assets—100.0%		$324,860,692

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$321,712,939	$—	$321,712,939
Short-term investments	238,988	—	—	238,988
Total	$238,988	$321,712,939	$—	$321,951,927

At June 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

3  Rate shown reflects yield at June 30, 2025.

Portfolio acronyms:

GO  General Obligation

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Statement of assets and liabilities
June 30, 2025 (unaudited)

Assets:
Investments, at value (cost—$332,292,188)	$321,951,927
Receivable for fund shares sold	32,568
Receivable for interest and dividends	3,242,715
Receivable from affiliate	916
Total assets	325,228,126
Liabilities:
Payable for fund shares redeemed	367,434
Net assets	$324,860,692
Net assets consist of:
Beneficial interest	$347,730,789
Distributable earnings (accumulated losses)	(22,870,097)
Net assets	$324,860,692
Shares outstanding	30,689,707
Net asset value, offering and redemption proceeds per share	$10.59

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Statement of operations
For the six months ended June 30, 2025 (unaudited)

Investment income:
Interest	$4,705,489
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on investments	(2,994,512)
Net change in unrealized appreciation (depreciation) from investments	(1,901,279)
Net realized and unrealized gain (loss) from investment activities	(4,895,791)
Net increase (decrease) in net assets resulting from operations	$(190,302)

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Statement of changes in net assets

	For the six months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024
From operations:
Net investment income (loss)	$4,705,489	$11,429,955
Net realized gain (loss)	(2,994,512)	(4,241,238)
Net change in unrealized appreciation (depreciation)	(1,901,279)	(1,931,562)
Net increase (decrease) in net assets resulting from operations	(190,302)	5,257,155
Total distributions	(4,708,099)	(11,429,873)
From beneficial interest transactions:
Proceeds from shares sold	96,225,979	115,599,405
Cost of shares redeemed	(114,596,825)	(121,490,166)
Shares issued on reinvestment of dividends and distributions	7,548	6,120
Net increase (decrease) in net assets from beneficial interest transactions	(18,363,298)	(5,884,641)
Net increase (decrease) in net assets	(23,261,699)	(12,057,359)
Net assets:
Beginning of period	348,122,391	360,179,750
End of period	$324,860,692	$348,122,391

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six months ended June 30, 2025	Years ended December 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.75	$10.93	$10.68	$11.66	$11.81	$11.57
Net investment income (loss)[1]	0.16	0.31	0.27	0.19	0.18	0.26
Net realized and unrealized gain (loss)	(0.16)	(0.18)	0.25	(0.98)	(0.07)	0.39
Net increase (decrease) from operations	—	0.13	0.52	(0.79)	0.11	0.65
Dividends from net investment income	(0.16)	(0.31)	(0.27)	(0.19)	(0.18)	(0.26)
Distributions from net realized gains	—	—	—	—	(0.08)	(0.15)
Total dividends and distributions	(0.16)	(0.31)	(0.27)	(0.19)	(0.26)	(0.41)
Net asset value, end of period	$10.59	$10.75	$10.93	$10.68	$11.66	$11.81
Total investment return[2]	(0.02)%	1.23%	5.00%	(6.76)%	0.96%	5.71%
Ratios to average net assets:
Net investment income (loss)	3.01%[3]	2.89%	2.55%	1.77%	1.55%	2.22%
Supplemental data:
Net assets, end of period (000's)	$324,861	$348,122	$360,180	$379,673	$377,417	$252,218
Portfolio turnover[4]	32%	38%	21%	21%	18%	29%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  The calculation of the portfolio turnover rate excludes transactions involving variable-rate demand notes, which are considered short-term instruments due to the ability to demand immediate repayment.

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

Organization and significant accounting policies

SMA Relationship Trust (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, (the "1940 Act"), currently offering one series.

The Trust has one series available for investment, Series M (the "Fund"). The Fund is classified as a non-diversified investment company for purposes of the 1940 Act. The investment objective of the Fund is to seek total return consisting of capital appreciation and current income exempt from federal income tax. The Fund pursues its investment objective by investing primarily in municipal bonds.

UBS Asset Management (Americas) LLC ("UBS AM"), is the investment advisor and administrator for the Fund. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, there have been no prior claims or losses pursuant to these contracts and the Fund expects the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund's financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the specific identified cost method. Dividend income and expenses are recorded on the ex-dividend date ("ex-date"). Interest income is

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by the Fund's Board of Trustees (the "Board") pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, Fair Value

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has engaged the Equities, Fixed Income and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value with unobservable inputs involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund's Portfolio of investments.

Investments

Municipal securities risk: Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the fund. Municipal bonds secured by revenues from public housing authorities may be subject to additional uncertainties relating to the possibility that proceeds may exceed supply of available mortgages to be purchased by public housing authorities, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Municipalities continue to experience difficulties in the current economic and political environment.

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

Restricted securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund's Portfolio of investments.

Investment advisory and administration fees and other transactions with affiliates

The Fund's Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS AM under which UBS AM serves as investment advisor and administrator of the Fund. Pursuant to the Advisory Contract, the Fund will not pay a fee to UBS AM for investment advisory services provided by UBS AM.

UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap fee program or other program advised or sub-advised by UBS AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program.

The Fund may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. Investments in affiliated investment companies for the period ended June 30, 2025, if any, have been included near the end of the Fund's Portfolio of investments.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total securing of the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Fund, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

At June 30, 2025, the Fund did not have any securities on loan.

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a participating fund at the request of shareholders and other temporary or emergency purposes. The line of credit agreement was renewed on April 1, 2025 with the same fees and terms expiring March 30, 2026.

Interest on amounts borrowed is calculated based on prevailing rates in effect at the time of borrowing. The Advisor has agreed to pay an annual 25 basis point commitment fee on the portion of the average daily balance of the

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

Committed Credit Facility not utilized by the Fund. Commitment fees have been allocated among the funds participating in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended June 30, 2025, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense*	Weighted average annualized interest rate
$5,805,830	1	$916	5.680%

*  Interest expense is the responsibility of the advisor.

Purchases and sales of securities

For the period ended June 30, 2025, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $84,290,421 and $128,907,795, respectively. The calculation of the purchases and sales proceeds excludes transactions involving variable-rate demand notes, which are considered short-term instruments due to the ability to demand immediate repayment.

Shares of beneficial interest

There is an unlimited number of shares of no par value beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

	Period ended June 30, 2025	Year ended December 31, 2024
Shares sold	9,071,086	10,653,362
Shares repurchased	(10,758,735)	(11,237,331)
Dividends reinvested	719	568
Net increase (decrease) in shares outstanding	(1,686,930)	(583,401)

Federal tax status

It is the Fund's policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Distributions paid from:
Tax-exempt income	$11,213,381
Ordinary Income	216,492

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending December 31, 2025.

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

Aggregate cost for federal income tax purposes, including derivatives (if any), was $332,292,188; and net unrealized appreciation (depreciation), including derivatives (if any) consisted of:

Gross unrealized appreciation	$498,388
Gross unrealized depreciation	(10,838,649)
Net unrealized appreciation (depreciation)	(10,340,261)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At December 31, 2024, losses incurred that will be carried forward indefinitely are as follows:

Short-term losses	$(538,940)
Long-term losses	(8,993,856)
Net capital losses	(9,532,796)

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of June 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund's policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended June 30, 2025, the Fund did not incur any interest or penalties.

Each of the tax years in the four year fiscal period ended December 31, 2024, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Trustees

Adela Cepeda
Chairperson

Rodrigo Garcia

Muhammad Gigani

Abbie J. Smith

Investment Advisor and
Administrator

UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or represen- tation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

@2025 UBS Asset Management (Americas) LLC All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019-6028

S331

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid by UBS Asset Management (Americas) LLC on behalf of SMA Relationship Trust—Series M:

(1) All board members and all members of any advisory board for regular compensation: $ 48,946

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At the meeting of the Board of Trustees (the "Board") of SMA Relationship Trust (the "Trust"), held on June 5 and 6, 2025 (the "Meeting"), the Board, including those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or UBS Asset Management (Americas) LLC (the "Advisor") and its affiliates (together, the "Independent Trustees"), considered the continuation of the investment advisory agreement (the "Advisory Agreement") between the Trust and the Advisor for Series M, a series of the Trust (the "Fund"). Prior to the Meeting, the Independent Trustees' counsel had sent to the Advisor a request detailing the information that the Independent Trustees wished to receive in connection with their consideration of the continuation of the Advisory Agreement, as well as a supplemental request in connection with continuation of the Advisory Agreement. The Independent Trustees met with their independent legal counsel, as well as an independent consultant engaged by the Board to assist in the annual Advisory Agreement review process, on May 23, 2025 to discuss the reports prepared by Broadridge Financial Solutions, Inc. ("Broadridge Reports"), an independent statistical compilation company, providing comparative expense and performance information for the Fund, and related matters. The Independent Trustees also met separately with their independent legal counsel to discuss the materials provided to them in response to the information requests, including materials prepared by the Advisor as well as the Broadridge Reports. The Board also made reference to information and material that had been provided to the Independent Trustees throughout the year at Board meetings.

At the Meeting, the Board considered a number of factors in connection with its deliberations concerning the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent, and quality of the services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the Fund's expenses, costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; and (iv) whether economies of scale are realized by the Advisor with respect to the Fund, as it grows larger, and the extent to which the economies of scale are reflected in the level of the management fees charged.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services provided by the Advisor to the Fund, the Board reviewed the material presented by the Advisor describing the various services provided to the Fund. The Board noted that in addition to investment management services, the Advisor provides the Fund with operational, legal, and compliance support. The Board also considered the scope and depth of the Advisor's organization and the experience and expertise of the professionals currently providing investment management and other services to the Fund. The Board considered that the Advisor was a well-established investment management organization employing investment personnel with significant experience in the investment management industry. The Board also considered the Advisor's in-house research capabilities, as well as other research services available to it, including research services available to the Advisor as a result of securities transactions effected for its clients, and noted that the Advisor had extensive global research capabilities.

The Board also evaluated the Advisor's portfolio management process for the Fund, including the risk management controls that are in place and the proprietary technologies utilized to structure the Fund's portfolio. The Board noted that various presentations had been made by investment personnel at Board meetings throughout the year concerning the Fund's investment performance and investment strategies.

The Board also noted and discussed the services that the Advisor and its affiliates provide to the Fund under other agreements with the Trust, including administration services provided by the Advisor and underwriting services provided by UBS Asset Management (US) Inc. In connection with the non-investment management services, the Board also considered the quarterly reports that the Advisor provides to the Board throughout the year pertaining to portfolio valuations, among other matters. The Board noted management's continuing endeavors to monitor and address regulatory, industry, and market developments. After analyzing the services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent, and quality of services provided to the Fund were consistent with the operational requirements of the Fund, and met the needs of the Fund's shareholders.

Performance. In evaluating the performance of the Fund, the Board analyzed the Broadridge Reports, which compared the performance of the Fund with other funds in its peer universe over various time periods. The Board also reviewed the memorandum provided by the Advisor providing an analysis of the markets and the Fund's performance during the past year. In reviewing the Broadridge Reports, the Board noted that Series M had appeared in the fifth performance quintile and had annualized total return below the median of its peer universe for the one-year performance period ended February 28, 2025. The Advisor explained the performance of the Fund for the one-year performance period ended February 28, 2025, noting that the Advisor's disciplined approach to sector exposure had impacted relative performance. The Advisor also explained that state level allocations had impacted performance and explained the Advisor's rationale for certain state level weightings. The Advisor also highlighted certain changes in portfolio management over the prior year.

The Board determined, after analyzing the performance data, that the performance of the Fund was acceptable as compared with relevant performance standards, given the investment strategies and risk profile of the Fund, the expectations of the shareholder base and the current market environment.

Costs and expenses. The Board noted that the Fund does not pay advisory fees to the Advisor under the Advisory Agreement and that the Advisor assumes all the ordinary operating expenses for the Fund.

Profitability. In considering the profitability of the Fund to the Advisor and its affiliates, the Board noted that neither the Advisor nor its affiliates receive any compensation for providing advisory or administrative services to the Fund. The Board also considered "fall-out" or ancillary benefits to the Advisor or its affiliates as the result of their relationship with the Fund; for example, the ability to attract other clients due to the Advisor's role as investment advisor to the Fund, including the investment by wrap fee clients in the Fund as a means to deliver certain investment styles. Upon closely examining the information provided concerning the Advisor's profitability, the Board concluded that the level of profits realized by the Advisor and its affiliates with respect to the Fund, if any, was reasonable in relation to the nature and quality of the services that were provided.

Economies of scale. The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund because the Fund was not charged an advisory fee under its Advisory Agreement.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating, Compensation and Governance Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Ms. Abbie Smith, care of Keith A. Weller, the Secretary of SMA Relationship Trust, at UBS Asset Management, One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is not applicable to this filing of Form N-CSR for a semiannual report.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is not applicable to this filing of Form N-CSR for a semiannual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 8, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	September 8, 2025